Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2018	Apr. 17, 2019
Statements Line Items
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Trading Symbol	dxi
Entity Registrant Name	DXI Energy Inc.
Entity Central Index Key	0001323838
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		149,658,420
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false